Long-Term Debt (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net
Finance Lease, Liability	$ 94	$ 94
Total long-term debt	3,605	3,594
Less: debt issuance costs	(25)	(23)
Total long-term debt, net	3,580	3,571
Long-term debt, net	$ 3,580	3,571
Banking Regulation, Supplementary Leverage Ratio, Actual	3.66
Credit Facility
Debt Instrument [Line Items]
Long-term Line of Credit		900
6.000% Senior Notes due 2027
Debt Instrument [Line Items]
Senior notes	$ 600	600
5.875% Senior Notes due 2028
Debt Instrument [Line Items]
Senior notes	400	400
4.500% Senior Notes due 2030
Debt Instrument [Line Items]
Senior notes	800	800
4.500% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes	800	800
7.00% Senior Notes due 2028
Debt Instrument [Line Items]
Senior notes	$ 500	$ 0